Schedule IV - Mortgage Loans on Real Estate (Details)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) Property	Dec. 31, 2024 USD ($)
Mortgage Loans on Real Estate
Outstanding face amount of mortgages			$ 561,206,000
Carrying amount of mortgages	$ 350,118,000	$ 124,783,000	561,444,000	$ 230,966,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period	342,420,000	350,118,000	230,966,000	124,783,000
Balance, beginning of period		359,124,000		124,783,000
New and additions to mortgage loans	7,703,000	92,699,000	335,013,000	109,518,000
Other capitalized loan origination costs	0	220,000	1,606,000	593,000
Collections of principal	0	(26,489,000)	(5,343,000)	(753,000)
Sale of loans to related party	0	(299,142,000)	0	0
Other: Amortization of premiums on notes receivable	0	(619,000)	(119,000)	(22,000)
Other: (Provisions for) reduction in loan losses	0	(1,006,000)	(575,000)	(826,000)
Other: Amortization of loan origination costs	(5,000)	(4,000)	(104,000)	(5,000)
Other: Non-cash principal reduction	0	0	0	(2,322,000)
Balance, end of period	350,118,000	124,783,000	$ 561,444,000	$ 230,966,000
Balance, end of period	$ 359,124,000	$ 124,783,000
Movie Theater Properties, North Carolina
Mortgage Loans on Real Estate
Interest Rate			8.35%
Final Payment Terms, Balloon payment			$ 9,700,000
Prior Liens			0
Outstanding face amount of mortgages			9,723,000
Carrying amount of mortgages			9,705,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 9,705,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			2
Restaurant, Indiana
Mortgage Loans on Real Estate
Interest Rate			7.50%
Prior Liens			$ 0
Outstanding face amount of mortgages			3,062,000
Carrying amount of mortgages			3,050,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 3,050,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			4
Restaurant Secured By Properties In Montana
Mortgage Loans on Real Estate
Interest Rate			9.72%
Final Payment Terms, Balloon payment			$ 2,100,000
Prior Liens			0
Outstanding face amount of mortgages			2,340,000
Carrying amount of mortgages			2,340,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 2,340,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Manufacturing properties In Illinois, Michigan, Oklahoma, and Texas
Mortgage Loans on Real Estate
Interest Rate			7.96%
Final Payment Terms, Balloon payment			$ 22,200,000
Prior Liens			0
Outstanding face amount of mortgages			32,001,000
Carrying amount of mortgages			31,702,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 31,702,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			6
Restaurant, Ohio
Mortgage Loans on Real Estate
Interest Rate			8.96%
Prior Liens			$ 0
Outstanding face amount of mortgages			2,945,000
Carrying amount of mortgages			2,946,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 2,946,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			3
Athletic Club Secured By Properties In Chicago, IL
Mortgage Loans on Real Estate
Interest Rate			7.60%
Prior Liens			$ 0
Outstanding face amount of mortgages			14,840,000
Carrying amount of mortgages			15,161,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 15,161,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Restaurants Located Across Fourteen States
Mortgage Loans on Real Estate
Interest Rate			8.80%
Final Payment Terms, Balloon payment			$ 191,800,000
Prior Liens			0
Outstanding face amount of mortgages			223,875,000
Carrying amount of mortgages			224,607,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 224,607,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			125
Leasehold interest in an amusement park in Ontario, Canada
Mortgage Loans on Real Estate
Interest Rate			11.39%
Prior Liens			$ 0
Outstanding face amount of mortgages			24,710,000
Carrying amount of mortgages			24,474,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 24,474,000
Manufacturing Property In New Jersey
Mortgage Loans on Real Estate
Interest Rate			10.87%
Final Payment Terms, Balloon payment			$ 27,500,000
Prior Liens			0
Outstanding face amount of mortgages			29,884,000
Carrying amount of mortgages			29,583,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 29,583,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Specialized Improvements Within Properties In Iowa, Illinois, Indiana, Kansas, Missouri and Nebraska
Mortgage Loans on Real Estate
Interest Rate			9.18%
Final Payment Terms, Balloon payment			$ 5,100,000
Prior Liens			0
Outstanding face amount of mortgages			10,686,000
Carrying amount of mortgages			10,611,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 10,611,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			12
Rehabilitation Property In California
Mortgage Loans on Real Estate
Interest Rate			8.75%
Final Payment Terms, Balloon payment			$ 46,700,000
Prior Liens			0
Outstanding face amount of mortgages			49,042,000
Carrying amount of mortgages			49,355,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 49,355,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Manufacturing Properties In Kansas, Washington and Canada
Mortgage Loans on Real Estate
Interest Rate			8.75%
Final Payment Terms, Balloon payment			$ 53,000,000
Prior Liens			0
Outstanding face amount of mortgages			56,041,000
Carrying amount of mortgages			55,881,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 55,881,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			3
Entertainment Facility in Texas
Mortgage Loans on Real Estate
Interest Rate			8.05%
Final Payment Terms, Balloon payment			$ 14,300,000
Prior Liens			0
Outstanding face amount of mortgages			19,472,000
Carrying amount of mortgages			19,467,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 19,467,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Medical Offices In SC, NC And VA
Mortgage Loans on Real Estate
Interest Rate			7.50%
Final Payment Terms, Balloon payment			$ 6,700,000
Prior Liens			0
Outstanding face amount of mortgages			8,424,000
Carrying amount of mortgages			8,422,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 8,422,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			5
Entertainment Facility In Utah
Mortgage Loans on Real Estate
Interest Rate			9.75%
Final Payment Terms, Balloon payment			$ 5,400,000
Prior Liens			0
Outstanding face amount of mortgages			5,784,000
Carrying amount of mortgages			5,834,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 5,834,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Ski Resort Located In Nevada
Mortgage Loans on Real Estate
Interest Rate			8.50%
Final Payment Terms, Balloon payment			$ 7,100,000
Prior Liens			0
Outstanding face amount of mortgages			7,990,000
Carrying amount of mortgages			7,958,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 7,958,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Piece Of Land In Texas
Mortgage Loans on Real Estate
Interest Rate			9.00%
Final Payment Terms, Balloon payment			$ 4,300,000
Prior Liens			0
Outstanding face amount of mortgages			4,996,000
Carrying amount of mortgages			5,090,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 5,090,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Car Dealership In Escondido, CA
Mortgage Loans on Real Estate
Interest Rate			8.50%
Final Payment Terms, Balloon payment			$ 20,500,000
Prior Liens			0
Outstanding face amount of mortgages			25,000,000
Carrying amount of mortgages			24,923,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 24,923,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Car Dealership In Lake Elsinore, CA
Mortgage Loans on Real Estate
Interest Rate			8.50%
Final Payment Terms, Balloon payment			$ 13,900,000
Prior Liens			0
Outstanding face amount of mortgages			17,000,000
Carrying amount of mortgages			16,983,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 16,983,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Bowling Alley in Washington
Mortgage Loans on Real Estate
Interest Rate			10.00%
Final Payment Terms, Balloon payment			$ 3,800,000
Prior Liens			0
Outstanding face amount of mortgages			3,752,000
Carrying amount of mortgages			3,751,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 3,751,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Medical Facility in North Carolina
Mortgage Loans on Real Estate
Interest Rate			8.50%
Final Payment Terms, Balloon payment			$ 700,000
Prior Liens			0
Outstanding face amount of mortgages			650,000
Carrying amount of mortgages			650,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 650,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Entertainment Facility In Illinois
Mortgage Loans on Real Estate
Interest Rate			8.50%
Final Payment Terms, Balloon payment			$ 8,000,000
Prior Liens			0
Outstanding face amount of mortgages			8,989,000
Carrying amount of mortgages			8,951,000
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, end of period			$ 8,951,000
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1